Convertible Notes - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 02, 2022	Sep. 09, 2022
Debt Instrument [Line Items]
Debt instrument, face amount		$ 63		$ 268	$ 700
Fair vaue of shares issued upon conversion of convetible notes		5,989
Amortization of the debt discounts		242	$ 140
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt conversion, original debt amount		4,636
Unamortized debt discount		168	359
Debt conversion, accrued interest, amount		$ 341
Convertible Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued		598,861
Convertible Debt [Member] | Investor Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 422	104
Debt conversion, original debt amount	$ 4,636
Debt conversion, accrued interest, amount	$ 341
Amortization of the debt discounts		242	140
Loss on conversion of convertible notes		(1,180)
Convertible Debt [Member] | Investor Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued	598,861
Fair vaue of shares issued upon conversion of convetible notes		5,989
Convertible Debt [Member] | IBT Notes [Member] | IBT and David Humes Notes [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount		$ 96	$ 114